Summary of Significant Accounting Policies - Roll forward schedule of accounts receivable (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)
Roll forward schedule of accounts receivable
Balance	¥ 564,374	$ 84,092	¥ 594,061	$ 91,958
Revenue (including VAT)	2,197,657	316,533	2,055,534	318,352
Collection	(2,354,648)	(344,298)	(2,085,221)	(326,218)
Acquisition of Life Infinity & SCHMC	7,715	1,125
Balance	415,134	$ 57,452	564,374	$ 84,092
Allowances for doubtful accounts	¥ 0		¥ 0